Investments - Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Fixed maturities income	$ 0.4	$ 1.1
Short-term investments	0.0	0.0
Total gross investment income	0.4	1.1
Investment expenses	(0.1)	0.0
Net investment income	$ 0.3	$ 1.1